Earnings Per Share (Narrative) (Details) - shares		6 Months Ended		12 Months Ended
	Oct. 25, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock outstanding, excluding stock issued (in shares)	193,663,150
Vested (in shares)		0		0
Warrants outstanding (in shares)		0		22,999,977
Boeing | Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock sold (in shares)	1,924,402
Merger Agreement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Transaction costs, settled with stock, shares (in shares)	413,486
Director | Restricted stock units | Merger Agreement
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Vested (in shares)	1,500,000
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential effect of warrants to purchase stock (in shares)			30,999,977	30,999,977